Divestiture and discontinued operations (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Net cash inflow from divestiture	$ 40,919
Less: payment of all accounts payable items and other liability items due for payment on or before December 31, 2018	(6,541)
Less: debt repayment	(869)
Plus: net assets divested	2,331
Net purchase price	$ 35,840